Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

Risk Management and Strategy

Faced with an increasingly complex internet environment and frequent hacker attacks, we recognize that cybersecurity threats may pose serious challenges to our operations. Over the years, we have developed and regularly refined a robust suite of cybersecurity management systems to bolster our defenses, including standards for vulnerability management, incident handling, secure coding, employee conduct, and data control. These systems are complemented by monthly information security reports that track external attacks and disseminate alerts within our company. Concurrently, we undertake thorough cybersecurity risk assessments that encompass our technological framework, data assets, and operational procedures. Through comprehensive evaluations, we identify and rank potential risks, enabling us to allocate resources and adapt our strategies to mitigate the most pressing threats. This approach is integral for maintaining an effective cyber protection ecosystem.

We have also deployed a comprehensive cybersecurity defense program, which is built on a multi-layered architecture that extends across network boundaries, endpoints, applications, and data, fortified by real-time monitoring through a security information and event management system. Measures such as advanced firewalls, intrusion detection, antivirus defenses, application security protocols, and robust encryption safeguard our digital infrastructure. Additionally, we foster a culture of security awareness through continuous education and a dedicated portal for cybersecurity updates. The expertise of independent third-party professionals also plays a pivotal role in our cybersecurity strategy, offering valuable guidance to identify improvement opportunities across our processes and controls.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our board of directors oversees our overall management of assorted risks, including those arising out of cybersecurity threats or incidents. Under the supervision and guidance of our board of directors, we have established and maintained necessary processes for assessing, identifying, monitoring, and mitigating cybersecurity risks. Our board of directors also works to ensure that we have appropriated adequate resources for implementing these processes to protect our company against cybersecurity threats and incidents. Edward Mingyan Sun, one of our Directors and also our senior vice president, plays a leading role in policy formulation, risk assessment, and defense construction in relation to risks of cybersecurity threats. Not only did Mr. Sun serve management roles at reputable technology companies such as Qihoo 360 and Trent Micro, but he also has extensive experience in the development and application of cybersecurity products.

We have also employed specialized personnel responsible for our company’s everyday cybersecurity maintenance. Our security department works closely with the management to foster a culture of security awareness and ensure the rigorous enforcement of cybersecurity policies. The department is engaged in deploying robust security controls to safeguard our digital infrastructure and committed to performing comprehensive routine checks to preemptively identify and mitigate potential cybersecurity threats. A critical aspect of its role involves providing expert guidance and oversight to various teams within the company, ensuring that all employees adhere strictly to established protocols related to cybersecurity and privacy. Once risks of cybersecurity threats or incidents that may materially affect our operations are identified, the security department shall inform our board of directors on a timely basis and prepare disclosure materials thereon as needed for the approval by our board of directors.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors oversees our overall management of assorted risks, including those arising out of cybersecurity threats or incidents. Under the supervision and guidance of our board of directors, we have established and maintained necessary processes for assessing, identifying, monitoring, and mitigating cybersecurity risks. Our board of directors also works to ensure that we have appropriated adequate resources for implementing these processes to protect our company against cybersecurity threats and incidents. Edward Mingyan Sun, one of our Directors and also our senior vice president, plays a leading role in policy formulation, risk assessment, and defense construction in relation to risks of cybersecurity threats. Not only did Mr. Sun serve management roles at reputable technology companies such as Qihoo 360 and Trent Micro, but he also has extensive experience in the development and application of cybersecurity products.

We have also employed specialized personnel responsible for our company’s everyday cybersecurity maintenance. Our security department works closely with the management to foster a culture of security awareness and ensure the rigorous enforcement of cybersecurity policies. The department is engaged in deploying robust security controls to safeguard our digital infrastructure and committed to performing comprehensive routine checks to preemptively identify and mitigate potential cybersecurity threats. A critical aspect of its role involves providing expert guidance and oversight to various teams within the company, ensuring that all employees adhere strictly to established protocols related to cybersecurity and privacy. Once risks of cybersecurity threats or incidents that may materially affect our operations are identified, the security department shall inform our board of directors on a timely basis and prepare disclosure materials thereon as needed for the approval by our board of directors.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors oversees our overall management of assorted risks, including those arising out of cybersecurity threats or incidents. Under the supervision and guidance of our board of directors, we have established and maintained necessary processes for assessing, identifying, monitoring, and mitigating cybersecurity risks. Our board of directors also works to ensure that we have appropriated adequate resources for implementing these processes to protect our company against cybersecurity threats and incidents.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Once risks of cybersecurity threats or incidents that may materially affect our operations are identified, the security department shall inform our board of directors on a timely basis and prepare disclosure materials thereon as needed for the approval by our board of directors.
Cybersecurity Risk Role of Management [Text Block]

Our board of directors oversees our overall management of assorted risks, including those arising out of cybersecurity threats or incidents. Under the supervision and guidance of our board of directors, we have established and maintained necessary processes for assessing, identifying, monitoring, and mitigating cybersecurity risks. Our board of directors also works to ensure that we have appropriated adequate resources for implementing these processes to protect our company against cybersecurity threats and incidents. Edward Mingyan Sun, one of our Directors and also our senior vice president, plays a leading role in policy formulation, risk assessment, and defense construction in relation to risks of cybersecurity threats. Not only did Mr. Sun serve management roles at reputable technology companies such as Qihoo 360 and Trent Micro, but he also has extensive experience in the development and application of cybersecurity products.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The department is engaged in deploying robust security controls to safeguard our digital infrastructure and committed to performing comprehensive routine checks to preemptively identify and mitigate potential cybersecurity threats. A critical aspect of its role involves providing expert guidance and oversight to various teams within the company, ensuring that all employees adhere strictly to established protocols related to cybersecurity and privacy.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Edward Mingyan Sun, one of our Directors and also our senior vice president, plays a leading role in policy formulation, risk assessment, and defense construction in relation to risks of cybersecurity threats. Not only did Mr. Sun serve management roles at reputable technology companies such as Qihoo 360 and Trent Micro, but he also has extensive experience in the development and application of cybersecurity products.We have also employed specialized personnel responsible for our company’s everyday cybersecurity maintenance.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	A critical aspect of its role involves providing expert guidance and oversight to various teams within the company, ensuring that all employees adhere strictly to established protocols related to cybersecurity and privacy. Once risks of cybersecurity threats or incidents that may materially affect our operations are identified, the security department shall inform our board of directors on a timely basis and prepare disclosure materials thereon as needed for the approval by our board of directors.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true